Report of the directors financial review risk report - The consensus Central scenario (Details) £ in Millions	6 Months Ended
	Jun. 30, 2022 GBP (£) $ / bbl	Dec. 31, 2021 GBP (£)
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	£ 1,470
– United Kingdom | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	6	£ 5
– United Kingdom | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	124	104
– France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	88	91
– France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 114	98
West Texas Intermediate Oil
Disclosure of financial assets [line items]
Oil and gas, average sale price (in USD per barrel) | $ / bbl	81
2023: Annual average growth rate | Inflation Rate Risk
Disclosure of financial assets [line items]
Forecast period	2 years
2023: Annual average growth rate | West Texas Intermediate Oil
Disclosure of financial assets [line items]
Oil and gas, average sale price (in USD per barrel) | $ / bbl	100
Not later than eighteen months | Interest rate (‘IR’)
Disclosure of financial assets [line items]
Forecast period	18 months
Consensus Central scenario ECL
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.80%
Forecast period	5 years
Consensus Central scenario ECL | – United Kingdom
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.60%
Probability	50.00%
Unemployment rate, 5 year average	4.10%
House price growth, 5 year average	3.30%
Inflation rate, 5 year average	3.20%
Consensus Central scenario ECL | – United Kingdom | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 5	4
Consensus Central scenario ECL | – United Kingdom | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 97	90
Consensus Central scenario ECL | – France
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.50%
Probability	40.00%
Unemployment rate, 5 year average	7.30%
House price growth, 5 year average	3.90%
Inflation rate, 5 year average	2.30%
Consensus Central scenario ECL | – France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 87	91
Consensus Central scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 98	89
Consensus Central scenario ECL | Minimum
Disclosure of financial assets [line items]
Probability	40.00%
Consensus Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	50.00%
Consensus Central scenario ECL | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	3.30%
Consensus Central scenario ECL | 2022: Annual average growth rate | – United Kingdom
Disclosure of financial assets [line items]
GDP growth rate	3.70%
Unemployment rate	4.00%
House price growth	9.20%
Inflation rate	8.30%
Consensus Central scenario ECL | 2022: Annual average growth rate | – France
Disclosure of financial assets [line items]
GDP growth rate	2.90%
Unemployment rate	7.50%
House price growth	5.80%
Inflation rate	4.50%
Consensus Central scenario ECL | 2023: Annual average growth rate | – United Kingdom
Disclosure of financial assets [line items]
GDP growth rate	1.40%
Unemployment rate	4.20%
House price growth	2.90%
Inflation rate	4.70%
Consensus Central scenario ECL | 2023: Annual average growth rate | – France
Disclosure of financial assets [line items]
GDP growth rate	1.80%
Unemployment rate	7.40%
House price growth	4.50%
Inflation rate	2.40%
Consensus Central scenario ECL | 2024: Annual average growth rate | – United Kingdom
Disclosure of financial assets [line items]
GDP growth rate	1.60%
Unemployment rate	4.10%
House price growth	2.90%
Inflation rate	2.10%
Consensus Central scenario ECL | 2024: Annual average growth rate | – France
Disclosure of financial assets [line items]
GDP growth rate	1.60%
Unemployment rate	7.30%
House price growth	4.10%
Inflation rate	2.00%
Consensus Upside scenario ECL | – United Kingdom
Disclosure of financial assets [line items]
Probability	10.00%
Consensus Upside scenario ECL | – United Kingdom | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 5	4
Consensus Upside scenario ECL | – United Kingdom | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 81	71
Consensus Upside scenario ECL | – France
Disclosure of financial assets [line items]
Probability	10.00%
Consensus Upside scenario ECL | – France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 87	91
Consensus Upside scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 87	78
Consensus Upside scenario ECL | 2022: Annual average growth rate | – United Kingdom
Disclosure of financial assets [line items]
GDP growth rate	4.30%
Consensus Upside scenario ECL | 2022: Annual average growth rate | – France
Disclosure of financial assets [line items]
GDP growth rate	3.40%
Consensus Upside scenario ECL | 2023: Annual average growth rate | – United Kingdom
Disclosure of financial assets [line items]
Unemployment rate	3.20%
House price growth	9.80%
Inflation rate	10.20%
Consensus Upside scenario ECL | 2023: Annual average growth rate | – France
Disclosure of financial assets [line items]
Unemployment rate	6.40%
House price growth	6.10%
Inflation rate	6.70%
Consensus Downside scenario ECL | – United Kingdom
Disclosure of financial assets [line items]
Probability	0.00%
Consensus Downside scenario ECL | – United Kingdom | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 6	5
Consensus Downside scenario ECL | – United Kingdom | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 113	109
Consensus Downside scenario ECL | – France
Disclosure of financial assets [line items]
Probability	0.00%
Consensus Downside scenario ECL | – France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 88	92
Consensus Downside scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 117	120
Consensus Downside scenario ECL | 2022: Annual average growth rate | – United Kingdom
Disclosure of financial assets [line items]
GDP growth rate	(0.70%)
Consensus Downside scenario ECL | 2022: Annual average growth rate | – France
Disclosure of financial assets [line items]
GDP growth rate	0.10%
Consensus Downside scenario ECL | 2023: Annual average growth rate | – United Kingdom
Disclosure of financial assets [line items]
Unemployment rate	5.50%
House price growth	(4.10%)
Inflation rate	0.70%
Consensus Downside scenario ECL | 2023: Annual average growth rate | – France
Disclosure of financial assets [line items]
Unemployment rate	8.50%
House price growth	2.40%
Inflation rate	(0.60%)
Downside 2 scenario ECL | – United Kingdom
Disclosure of financial assets [line items]
Probability	10.00%
Downside 2 scenario ECL | – United Kingdom | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 9	10
Downside 2 scenario ECL | – United Kingdom | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 260	189
Downside 2 scenario ECL | – France
Disclosure of financial assets [line items]
Probability	15.00%
Downside 2 scenario ECL | – France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 90	93
Downside 2 scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 146	£ 138
Downside 2 scenario ECL | 2022: Annual average growth rate | – United Kingdom
Disclosure of financial assets [line items]
GDP growth rate	(6.30%)
Downside 2 scenario ECL | 2022: Annual average growth rate | – France
Disclosure of financial assets [line items]
GDP growth rate	(5.50%)
Downside 2 scenario ECL | 2023: Annual average growth rate | – United Kingdom
Disclosure of financial assets [line items]
Unemployment rate	8.50%
House price growth	(15.20%)
Inflation rate	(2.20%)
Downside 2 scenario ECL | 2023: Annual average growth rate | – France
Disclosure of financial assets [line items]
Unemployment rate	10.20%
House price growth	(4.50%)
Inflation rate	(2.70%)
Downside 1 scenario ECL | – United Kingdom
Disclosure of financial assets [line items]
Probability	30.00%
Downside 1 scenario ECL | – United Kingdom | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 7
Downside 1 scenario ECL | – United Kingdom | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 175
Downside 1 scenario ECL | – France
Disclosure of financial assets [line items]
Probability	35.00%
Downside 1 scenario ECL | – France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 89
Downside 1 scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 126
Downside 1 scenario ECL | 2022: Annual average growth rate | – United Kingdom
Disclosure of financial assets [line items]
GDP growth rate	(3.70%)
Downside 1 scenario ECL | 2022: Annual average growth rate | – France
Disclosure of financial assets [line items]
GDP growth rate	(3.10%)
Downside 1 scenario ECL | 2023: Annual average growth rate | – United Kingdom
Disclosure of financial assets [line items]
Unemployment rate	6.60%
House price growth	(11.90%)
Inflation rate	9.50%
Downside 1 scenario ECL | 2023: Annual average growth rate | – France
Disclosure of financial assets [line items]
Unemployment rate	9.10%
House price growth	(2.00%)
Inflation rate	5.00%